Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Valuation allowance					$ 0
Unrecognized interest and penalties expense					(14,000,000)	$ 2,000,000	$ 6,000,000
Accrued interest and penalties					34,000,000	47,000,000
Gross unrecognized tax benefit liability					99,000,000	$ 129,000,000
Effective income tax rate	20.60%	27.20%	23.10%	24.70%
Investments In Foreign Subsidiaries And Foreign Corporate Joint Ventures
Income Taxes [Line Items]
Foreign unremitted earnings					1,300,000,000
Foreign Tax Authority
Income Taxes [Line Items]
Operating loss carryforwards					3,000,000
Foreign tax credit carryforwards					$ 0